UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS International Growth Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Country as of June 29, 2012

Country	% of Portfolio Investments
Australia	2.58%
Brazil	1.68%
Canada	2.45%
China	0.50%
Czech Republic	0.72%
France	12.02%
Germany	10.56%
Hong Kong	3.20%
India	1.97%
Ireland	1.74%
Israel	0.54%
Japan	14.61%
Netherlands	8.97%
Singapore	0.99%
South Africa	0.39%
South Korea	1.45%
Spain	2.90%
Sweden	1.00%
Switzerland	9.66%
Taiwan	2.63%
United Kingdom	16.04%
United States	3.40%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,062.40	$6.08

Hypothetical (5% return before expenses)	$1,000.00	$1,018.83	$5.96

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.20% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 13.52%
43,080	Air Liquide SA (a)	$	4,925,285
72,823	Akzo Nobel NV (a)		3,427,393
82,808	Bayer AG (a)		5,967,100
493	Givaudan SA (a)		483,862
42,883	Linde AG (a)		6,678,642
78,080	Rio Tinto PLC (a)		3,710,023
106,500	Shin-Etsu Chemical Co Ltd (a)		5,864,742

			31,057,047

Communications — 5.05%
1,398,000	China Unicom Hong Kong Ltd (a)		1,757,958
52,421	MTN Group Ltd (a)		907,760
1,038	NTT DOCOMO INC (a)		1,727,235
352,604	Singapore Telecommunications Ltd (a)		923,386
79,550	Tim Participacoes SA ADR		2,184,443
336,992	WPP PLC (a)		4,088,342

			11,589,124

Consumer, Cyclical — 11.54%
28,134	Burberry Group PLC (a)		585,329
11,562	Cie Financiere Richemont SA Class A (a)		634,867
473,600	Compass Group PLC (a)		4,967,664
41,150	Delphi Automotive PLC (b)		1,049,325
139,300	Denso Corp (a)		4,760,024
65,220	Hennes & Mauritz AB Class B (a)		2,341,003
120,500	Honda Motor Co Ltd (a)		4,204,914
67,100	Lawson Inc (a)		4,692,402
1,690,400	Li & Fung Ltd (a)		3,273,038

			26,508,566

Consumer, Non-cyclical — 20.72%
74,914	Beiersdorf AG (a)		4,856,501
79,254	Danone SA (a)		4,925,378
183,511	Diageo PLC (a)		4,728,542
788,659	Hays PLC (a)		910,215
117,136	Heineken NV (a)		6,108,265
22,467	Merck KGaA (a)		2,243,705
121,606	Nestle SA (a)		7,257,187
46,320	Pernod-Ricard SA (a)(c)		4,953,107
115,237	Randstad Holding NV (a)		3,397,990
65,948	Reckitt Benckiser Group PLC (a)		3,484,767
21,189	Roche Holding AG (a)		3,660,040
11,182	Sonova Holding AG (a)		1,081,575

			47,607,272

Diversified — 2.09%
31,542	LVMH Moet Hennessy Louis Vuitton SA (a)		4,800,383

Energy — 5.13%
110,623	BG Group PLC (a)		2,263,739
583,000	CNOOC Ltd (a)		1,175,397

Shares			Value

Energy — (continued)
701	Inpex Corp (a)	$	3,937,168
131,133	Royal Dutch Shell PLC Class A (a)		4,417,219

			11,793,523

Financial — 20.45%
717,400	AIA Group Ltd (a)		2,477,942
324,530	Banco Santander SA (a)		2,146,853
476,198	Barclays PLC (a)		1,216,429
348,900	BM&FBovespa SA		1,759,700
127,000	DBS Group Holdings Ltd (a)		1,402,803
19,669	Deutsche Boerse AG (a)		1,061,165
916,958	HSBC Holdings PLC (a)		8,078,624
112,720	ICICI Bank Ltd Sponsored ADR		3,653,255
548,860	ING Groep NV (a)(b)		3,679,621
124,512	Julius Baer Group Ltd (a)		4,514,393
9,713	Komercni Banka AS (a)		1,694,445
255,017	QBE Insurance Group Ltd (a)		3,524,523
194,444	Standard Chartered PLC (a)		4,222,368
29,616	Swiss Re AG (a)		1,867,046
268,002	UBS AG (a)		3,136,207
116,080	Westpac Banking Corp (a)		2,534,749

			46,970,123

Industrial — 10.10%
68,000	Canadian National Railway Co		5,737,840
18,400	FANUC Corp (a)		3,024,613
673,000	Hon Hai Precision Industry Co Ltd (a)(b)		2,034,847
129,900	Hoya Corp (a)		2,861,700
84,452	Legrand SA (a)(c)		2,866,337
77,139	Schneider Electric SA (a)		4,287,681
150,465	Smiths Group PLC (a)		2,387,229

			23,200,247

Technology — 9.54%
169,900	Amadeus IT Holding SA Class A (a)		3,599,547
79,550	Canon Inc (a)(c)		3,174,882
25,490	Check Point Software Technologies Ltd (b)		1,264,049
15,149	Dassault Systemes SA (a)		1,421,309
21,280	Infosys Ltd Sponsored ADR (c)		958,877
6,365	Samsung Electronics Co Ltd GDR (a)(d)		3,402,974
66,891	SAP AG (a)		3,960,987
295,717	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)		4,128,209

			21,910,834

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Utilities — 0.45%
23,877	Red Electrica Corp SA (a)(c)		1,042,126

TOTAL COMMON STOCK — 98.59% (Cost $214,297,239)		$	226,479,245

Principal Amount			Value

SECURITIES LENDING COLLATERAL
$ 1,799,706	Undivided interest of 3.87% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,799,706 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$	1,799,706

1,360,047	Undivided interest of 5.13% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $1,360,047 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.		1,360,047

1,799,706	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,799,706 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		1,799,706

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,999,673	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,999,673 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$	1,999,673

TOTAL SECURITIES LENDING COLLATERAL — 3.03% (Cost $6,959,132)		$	6,959,132

SHORT TERM INVESTMENTS
999,999	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012		999,999

TOTAL SHORT TERM INVESTMENTS — 0.43% (Cost $999,999)		$	999,999

TOTAL INVESTMENTS — 102.05% (Cost $222,256,370)		$	234,438,376

OTHER ASSETS & LIABILITIES, NET — (2.05)%		$	(4,718,380)

TOTAL NET ASSETS — 100.00%		$	229,719,996

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $2,178,558 and $3,402,974, respectively, representing 1.48% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Summary of Investments by Country as of June 29, 2012.

Country	Value	Percentage of Portfolio Investments

Australia	$6,059,272	2.58%
Brazil	3,944,143	1.68
Canada	5,737,840	2.45
China	1,175,397	0.50
Czech Republic	1,694,445	0.72
France	28,179,480	12.02
Germany	24,768,100	10.56
Hong Kong	7,508,938	3.20
India	4,612,132	1.97
Ireland	4,088,342	1.74
Israel	1,264,049	0.54
Japan	34,247,680	14.61
Netherlands	21,030,488	8.97
Singapore	2,326,189	0.99
South Africa	907,760	0.39
South Korea	3,402,974	1.45
Spain	6,788,526	2.90
Sweden	2,341,003	1.00
Switzerland	22,635,177	9.66
Taiwan	6,163,056	2.63
United Kingdom	37,604,254	16.04
United States	7,959,131	3.40

Total	$234,438,376	100.00%

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim MFS International Growth Portfolio

ASSETS:
Investments in securities, market value (including $6,166,956 of securities on loan)(a)	$234,438,376
Cash	2,180,785
Cash denominated in foreign currencies(b)	132,118
Dividends and interest receivable	529,678
Subscriptions receivable	68,881
Receivable for investments sold	220,469

Total Assets	237,570,307

LIABILITIES:
Payable to investment adviser	209,538
Payable upon return of securities loaned	6,959,132
Redemptions payable	459,828
Payable for investments purchased	221,813

Total Liabilities	7,850,311

NET ASSETS	$229,719,996

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,249,467
Paid-in capital in excess of par	214,827,212
Net unrealized appreciation on investments and foreign currency translations	12,182,319
Undistributed net investment income	1,949,299
Accumulated net realized loss on investments and foreign currency transactions	(1,488,301)

TOTAL NET ASSETS	$229,719,996

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	22,494,667

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.21

(a) Cost of investments	$222,256,370
(b) Cost of cash denominated in foreign currencies	$131,805

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim MFS International Growth Portfolio

INVESTMENT INCOME:
Interest	$411
Income from securities lending	123,801
Dividends	3,803,768
Foreign withholding tax	(445,898)

Total Income	3,482,082

EXPENSES:
Management fees	1,328,022

Total Expenses	1,328,022

NET INVESTMENT INCOME	2,154,060

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	2,879,692
Change in net unrealized appreciation on investments and foreign currency translations	8,208,855

Net Realized and Unrealized Gain on Investments and Foreign Currency	11,088,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,242,607

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim MFS International Growth Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$2,154,060	$2,613,164
Net realized gain on investments and foreign currency transactions	2,879,692	12,963,947
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	8,208,855	(36,178,328)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,242,607	(20,601,217)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(3,113,994)
From net realized gains	–	(2,624,238)

Total Distributions	0	(5,738,232)

CAPITAL SHARE TRANSACTIONS:
Shares sold	36,100,782	75,601,458
Shares issued in reinvestment of distributions	–	5,738,232
Shares redeemed	(26,704,467)	(108,005,342)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,396,315	(26,665,652)

Total Increase (Decrease) in Net Assets	22,638,922	(53,005,101)

NET ASSETS:
Beginning of period	207,081,074	260,086,175

End of period (a)	$229,719,996	$207,081,074

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,528,499	7,206,593
Shares issued in reinvestment of distributions	–	605,451
Shares redeemed	(2,575,168)	(9,845,301)

Net Increase (Decrease)	953,331	(2,033,257)

(a) Including undistributed and (overdistributed) net investment income:	$1,949,299	$(204,761)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
Maxim MFS International Growth Portfolio - Initial Class	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009		2008	2007

NET ASSET VALUE, BEGINNING OF PERIOD	$9.61		$11.03	$10.10	$7.75		$12.92	$13.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.14	0.10	0.13		0.17	0.16
Net realized and unrealized gain (loss)	0.51		(1.28)	0.93	2.35		(4.71)	1.00

Total Income (Loss) From Investment Operations	0.60		(1.14)	1.03	2.48		(4.54)	1.16

LESS DISTRIBUTIONS:
From net investment income	–		(0.15)	(0.10)	(0.13)		(0.16)	(0.14)
From net realized gains	–		(0.13)	–	0.00	(a)	(0.47)	(1.43)

Total Distributions	0.00		(0.28)	(0.10)	(0.13)		(0.63)	(1.57)

NET ASSET VALUE, END OF PERIOD	$10.21		$9.61	$11.03	$10.10		$7.75	$12.92

TOTAL RETURN(b)	6.24%	(c)	(10.35%)	10.19%	31.91%		(35.49%)	8.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$229,720		$207,081	$260,086	$191,596		$149,317	$211,610
Ratio of expenses to average net assets	1.20%	(d)	1.20%	1.20%	1.20%		1.20%	1.20%
Ratio of net investment income to average net assets	1.95%	(d)	1.25%	1.07%	1.46%		1.63%	0.89%
Portfolio turnover rate	14%	(c)	42%	27%	26%		39%	37%

(a)	The distribution from net realized gains was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

Class	Inputs

Equity Investments:
Common Stock (Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Portfolio, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$20,735,698	$205,743,547	$—	$226,479,245
Securities Lending Collateral	—	6,959,132	—	6,959,132
Short Term Investments	—	999,999	—	999,999

Total Investments(a)	$20,735,698	$213,702,678	$0	$234,438,376

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The Portfolio recognizes transfers between levels as of the beginning of the reporting period. As of June 29, 2012, the following transfers were recognized between valuation levels.

Investments	Market Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$6,108,265	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value

See notes to financial statements.

Semi-Annual Report - June 29, 2012

and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for

See notes to financial statements.

Semi-Annual Report - June 29, 2012

its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $44,915,523 and $30,729,553, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $231,554,735. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,607,674 and gross depreciation of securities in which there was an excess of tax cost over value of $23,724,033 resulting in net appreciation of $2,883,641.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $6,166,956 and received collateral of $6,959,132 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Massachusetts Financial Services Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included, to the extent applicable, annualized returns for the one-, three- and five-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three- and five-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, while the Portfolio underperformed its peer group for the one- and five-year annualized periods, it outperformed its peer group for the three-year annualized period. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees paid by similar funds. However, the Board noted that the total annual operating expense ratio of the Portfolio was comparable to the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a)           (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers

    Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:        August 28, 2012